PRINCIPAL SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
PRINCIPAL SUBSIDIARIES
Schedule of principal subsidiaries

			Interests held
	Particulars	Interests	by non-
	of issued	held by the	controlling
Name of Company	capital	Company %	interests %	Principal activities
Sinopec Great Wall Energy & Chemical Company Limited	RMB 22,761	100.00	—	Coal chemical industry investment management, production and sale of coal chemical products
Sinopec Yangzi Petrochemical Company Limited	RMB 15,651	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Overseas Investment Holding Limited ("SOIH")	USD 3,009	100.00	—	Investment holding of overseas business
Sinopec International Petroleum Exploration and Production Limited ("SIPL")	RMB 8,250	100.00	—	Investment in exploration, production and sale of petroleum and natural gas
Sinopec Yizheng Chemical Fibre Limited Liability Company	RMB 4,000	100.00	—	Production and sale of polyester chips and polyester fibres
Sinopec Lubricant Company Limited	RMB 3,374	100.00	—	Production and sale of refined petroleum products, lubricant base oil, and petrochemical materials
China International United Petroleum and Chemical Company Limited	RMB 5,000	100.00	—	Trading of crude oil and petrochemical products
Sinopec Qingdao Petrochemical Company Limited	RMB 1,595	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Catalyst Company Limited	RMB 1,500	100.00	—	Production and sale of catalyst products
China Petrochemical International Company Limited	RMB 1,400	100.00	—	Trading of petrochemical products
Sinopec Chemical Sales Company Limited	RMB 1,000	100.00	—	Marketing and distribution of petrochemical products
Sinopec Hainan Refining and Chemical Company Limited	RMB 9,606	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Beihai Refining and Chemical Limited Liability Company	RMB 5,294	98.98	1.02	Import and processing of crude oil, production, storage and sale of petroleum products and petrochemical products
ZhongKe (Guangdong) Refinery & Petrochemical Company Limited	RMB 6,397	90.30	9.70	Crude oil processing and petroleum products manufacturing
Sinopec Qingdao Refining and Chemical Company Limited	RMB 5,000	85.00	15.00	Manufacturing of intermediate petrochemical products and petroleum products
Marketing Company	RMB 28,403	70.42	29.58	Marketing and distribution of refined petroleum products
Shanghai SECCO	RMB 500	67.59	32.41	Production and sale of petrochemical products
Sinopec Kantons Holdings Limited ("Sinopec Kantons")	HKD 248	60.33	39.67	Provision of crude oil jetty services and natural gas pipeline transmission services
Sinopec-SK (Wuhan) Petrochemical Company Limited ("Sinopec-SK")	RMB 7,193	59.00	41.00	Production, sale, research and development of petrochemical products, ethylene and downstream byproducts
Gaoqiao Petrochemical Company Limited	RMB 10,000	55.00	45.00	Manufacturing of intermediate petrochemical products and petroleum products
Baling Petrochemical	RMB 3,000	55.00	45.00	Crude oil processing and petroleum products manufacturing
Sinopec Shanghai Petrochemical Company Limited ("Shanghai Petrochemical")	RMB 10,824	50.44	49.56	Manufacturing of synthetic fibres, resin and plastics, intermediate petrochemical products and petroleum products
Fujian Petrochemical Company Limited ("Fujian Petrochemical") (i)	RMB 10,492	50.00	50.00	Manufacturing of plastics, intermediate petrochemical products and petroleum products

Note:

(i)	The Group consolidated the financial statements of the entity because it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Schedule of summarized consolidated balance sheet

					Shanghai
	Marketing Company		SIPL*		Petrochemical		Fujian Petrochemical		Sinopec Kantons		Shanghai SECCO		Sinopec-SK
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets	172,352	159,599	22,620	22,759	17,305	20,932	1,582	1,464	4,373	4,761	10,431	6,066	3,639	6,791
Current liabilities	(201,678)	(193,315)	(475)	(1,430)	(15,232)	(15,796)	(458)	(142)	(924)	(196)	(2,783)	(5,434)	(6,377)	(8,122)
Net current (liabilities)/ assets	(29,326)	(33,716)	22,145	21,329	2,073	5,136	1,124	1,322	3,449	4,565	7,648	632	(2,738)	(1,331)
Non-current assets	323,571	326,437	8,951	8,954	27,314	25,988	12,568	13,208	9,106	8,195	12,177	11,402	22,187	20,650
Non-current liabilities	(59,554)	(59,604)	(18,270)	(17,823)	(52)	(747)	(693)	(700)	(170)	(170)	(1,553)	(1,418)	(8,509)	(7,512)
Net non-current assets/(liabilities)	264,017	266,833	(9,319)	(8,869)	27,262	25,241	11,875	12,508	8,936	8,025	10,624	9,984	13,678	13,138
Net assets	234,691	233,117	12,826	12,460	29,335	30,377	12,999	13,830	12,385	12,590	18,272	10,616	10,940	11,807
Attributable to owners of the Company	159,205	157,557	5,876	6,341	14,727	15,254	6,499	6,915	7,454	7,579	12,352	7,175	6,455	6,966
Attributable to non-controlling interests	75,486	75,560	6,950	6,119	14,608	15,123	6,500	6,915	4,931	5,011	5,920	3,441	4,485	4,841

Schedule of summarized consolidated statement of comprehensive income

	Marketing Company			SIPL*			Shanghai Petrochemical			Fujian Petrochemical			Sinopec Kantons			Shanghai SECCO				Sinopec-SK
Year ended December 31,	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	1,427,705	1,099,680	1,408,523	3,282	2,017	2,166	100,270	74,624	89,198	5,535	4,871	5,549	1,274	1,064	528	28,341	21,626	29,723	31,016	28,702	50,208
Net income/(loss) for the year	22,992	22,415	18,582	2,831	1,160	1,429	2,227	656	2,077	477	243	951	1,131	2,047	871	3,137	2,132	2,817	701	(920)	1,606
Total comprehensive income	23,362	21,149	18,439	2,693	(720)	1,045	2,235	645	2,218	477	243	951	1,140	1,814	677	3,137	2,132	2,817	701	(920)	1,606
Comprehensive income attributable to non-controlling interests	8,289	7,205	6,822	1,651	(287)	579	1,113	325	1,101	238	121	476	433	707	268	1,016	691	2,390	245	(377)	659
Dividends paid to non-controlling interests	4,830	2,766	7,064	10,926	316	—	1,344	649	541	650	150	64	159	175	164	822	767	1,028	—	—	—

Schedule of summarized statement of cash flows

	Marketing Company			SIPL*			Shanghai Petrochemical			Fujian Petrochemical			Sinopec Kantons			Shanghai SECCO			Sinopec-SK
Year ended December 31,	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	40,260	54,139	28,923	2,128	281	690	5,057	1,680	3,950	622	(244)	(292)	716	586	133	4,601	3,119	3,447	5,532	(363)	5,476
Net cash (used in)/ generated from investing activities	(25,923)	(40,010)	2,420	678	(2,659)	15	(4,623)	(3,888)	(2,359)	(472)	(649)	420	397	3,846	1,276	(91)	(4,335)	1,534	(4,987)	(2,340)	(1,789)
Net cash (used in)/ generated from financing activities	(21,535)	(12,402)	(31,081)	(116)	1,683	(1,172)	(1,737)	1,682	(3,393)	(163)	882	(142)	(1,208)	(1,250)	(1,066)	(2,050)	(2,879)	(7,828)	250	2,176	(653)
Net (decrease)/increase in cash and cash equivalents	(7,198)	1,727	262	2,690	(695)	(467)	(1,303)	(526)	(1,802)	(13)	(11)	(14)	(95)	3,182	343	2,460	(4,095)	(2,847)	795	(527)	3,034
Cash and cash equivalents as at January 1	14,142	6,901	8,642	5,993	8,833	7,699	8,742	7,450	6,916	92	79	68	198	117	3,182	6,817	9,278	5,181	798	1,593	1,066
Effect of foreign currency exchange rate changes	(43)	14	95	150	(439)	(164)	11	(8)	(2)	—	—	—	14	(117)	(93)	1	(2)	(1)	—	—	—
Cash and cash equivalents as at December 31	6,901	8,642	8,999	8,833	7,699	7,068	7,450	6,916	5,112	79	68	54	117	3,182	3,432	9,278	5,181	2,333	1,593	1,066	4,100

*The non-controlling interests of subsidiaries which the Group holds 100% of equity interests at the end of the year are the non-controlling interests of their subsidiaries.